Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued liabilities and other payables

Note 9 – Accrued liabilities and other payables

The components of accrued liabilities and other payables are as follows:

	As of December 31,	As of December 31,
	2021	2020
Salary payable	$1,444,161	$794,022
Payable to consultants	1,531,560	1,527,340
License payable	-	7,951,898
Refundable deposit to customers	1,262,817	1,230,142
Payable to property, plant and equipment suppliers	3,684,884	9,375,507
Other accrued liabilities	1,039,294	1,042,705
Total accrued liabilities and other payables	$8,962,716	$21,921,614

Other accrued liabilities mainly consist of insurance payables, social security payables and accrued professional service fees.